Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Summary of the Stock Option and RSU Award Activities
The following table summarizes the stock option and RSU award activities under the Company's share-based compensation plans for the years ended December 31, 2022 and 2021:

	Shares Subject to Options Outstanding					Outstanding RSUs
	Number of Options (1)	Weighted Average Exercise Price $	Remaining Contractual Term (in years)	Aggregate Intrinsic Value (2) $	Weighted Average Grant Date Fair Value $	Outstanding RSUs	Weighted Average Grant Date Fair Value $
December 31, 2020	24,892,775	10.38	5.45	2,559,442	—	11,129,673	37.71
Stock options granted	2,158,930	138.02	—	—	57.99	—	—
Stock options exercised	(14,948,400)	7.26	—	—	—	—	—
Stock options forfeited	(564,640)	87.36	—	—	—	—	—
RSUs granted	—	—	—	—	—	5,620,840	141.02
RSUs settled	—	—	—	—	—	(6,934,480)	30.98
RSUs forfeited	—	—	—	—	—	(1,377,850)	64.82
December 31, 2021	11,538,665	34.52	5.67	1,190,972	—	8,438,183	107.63
Stock options granted(3)	7,432,555	35.61	—	—	24.83	—	—
Stock options exercised	(3,126,869)	5.61	—	—	—	—	—
Stock options forfeited(4)	(1,835,590)	72.65	—	—	—	—	—
RSUs granted(3)	—	—	—	—	—	22,100,197	44.44
RSUs settled	—	—	—	—	—	(7,380,507)	63.86
RSUs forfeited(5)	—	—	—	—	—	(12,938,967)	75.11
December 31, 2022	14,008,761	36.55	6.71	194,845	—	10,218,906	43.74

Stock options exercisable as of December 31, 2022	8,758,121	29.63	5.31	150,495
(1) As at December 31, 2022 1,038,218 of the outstanding stock options were granted under the Company's Legacy Option Plan and are exercisable for Class B restricted voting shares, 10,951,410 of the outstanding stock options were granted under the Company's Stock Option Plan and are exercisable for Class A subordinate voting shares, 137,254 of the outstanding stock options were granted under the 6 River Systems 2016 Amended and Restated Stock Option and Grant Plan and are exercisable for Class A subordinate voting shares, and 1,881,879 of the outstanding stock options were granted under the Deliverr 2017 Stock Option and Grant Plan and are exercisable for Class A subordinate voting shares.
(2) The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock option awards and the closing market price of the Company's Class A subordinate voting shares as of December 31, 2022 and December 31, 2021.
(3) Effective September 1, 2022, each employee that decided to enter into Flex Comp now receives a quarterly grant that generally vests on a monthly basis over a period of three months. Of the stock options granted, 2,251,863 related to the Deliverr acquisition, 1,282,662 related to Flex Comp and the remainder related to other compensation grants. Of the RSUs granted, 1,209,192 related to the Deliverr acquisition, 4,010,825 related to Flex Comp and the remainder related to other compensation grants.
(4) 690,158 of the stock options forfeited in the year ended December 31, 2022 related to employees that decided to enter into Flex Comp and 41,186 related to the reduction in workforce. The remainder related to standard voluntary and involuntary exits.
(5) 10,227,545 of the RSUs forfeited in the year ended December 31, 2022 related to employees that decided to enter into Flex Comp and 428,777 related to the reduction in workforce. The remainder related to standard voluntary and involuntary exits.

Schedule of Assumptions Used to Estimate the Fair Value of Stock Options
The grant weighted average assumptions used to estimate the fair value of stock options granted to employees were as follows:

	Years ended
	December 31, 2022	December 31, 2021
Expected volatility	63.3%	53.1%
Risk-free interest rate	2.90%	0.71%
Dividend yield	Nil	Nil
Average expected term	3.65	4.15

Schedule of Classification of Stock-based Compensation
The following table illustrates the classification of stock-based compensation in the consolidated statements of operations and comprehensive (loss) income, which includes both stock-based compensation and restricted share-based compensation expense:

	Years ended
	December 31, 2022	December 31, 2021
	$	$
Cost of revenues	8,591	6,676
Sales and marketing	63,255	41,546
Research and development	386,596	215,193
General and administrative	90,700	67,348
	549,142	330,763